                       COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                        COLUMBIA NEW YORK TAX-EXEMPT FUND
                  Supplement to Prospectus dated March 1, 2004
                             Class A, B and C Shares
                    (Replaces Supplement Dated May 12, 2004)

1. The paragraph "DERIVATIVE STRATEGIES" under the section "OTHER INVESTMENT STRATEGIES AND RISKS" is deleted in its entirety and the following paragraph is added to the section "PRINCIPLE INVESTMENT STRATEGIES":

The Funds may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Funds may use derivatives for both hedging and non-hedging purposes, such as to adjust the Funds' sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

2. The following paragraph is added to the section "PRINCIPLE INVESTMENT RISKS":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Funds to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Funds to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Funds' potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Funds' derivative positions at times when the Funds might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Funds may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The following language will replace in its entirety the disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES":

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

4. Rule 12b-1 Plan is added to the beginning of the paragraph under the heading "DISTRIBUTION AND SERVICE FEES" and the following is added as a second category under this heading:

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

5. Effective January 3, 2005, the disclosure under the paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is revised in its entirety as follows:

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

CST-36/471T-1004                                                November 1, 2004

             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")
                  Supplement to Prospectus dated March 1, 2004
                             Class A, B and C Shares
                   (Replacing Supplement dated June 25, 2004)

1. For each Fund, the following paragraph is added to the section "PRINCIPAL INVESTMENT STRATEGIES":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

2. For each Fund, the following paragraph is added to the section "PRINCIPAL INVESTMENT RISKS":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations.The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "HOW TO EXCHANGE SHARES" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The following language will replace in its entirety disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES":

The interests of each Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on a Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in each Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Each Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

Each Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither a Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

5. Rule 12b-1 Plan is added to the beginning of the paragraph under the heading "DISTRIBUTION AND SERVICE FEES" and the following is added as a second category under this heading:

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Funds on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

6. Effective January 3, 2005, the disclosure under the paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is revised in its entirety as follows:

Distribution Options Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

CSI-36/474T-1004                                                November 1, 2004

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")
                  Supplement to Prospectus dated March 1, 2004
                           Class T and Class G Shares
                   (Replacing Supplement dated June 25, 2004)

1. For each Fund, the following paragraph is added to the section "PRINCIPAL INVESTMENT STRATEGIES":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

2. For each Fund, the following paragraph is added to the section "PRINCIPAL INVESTMENT RISKS":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations.The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "HOW TO EXCHANGE SHARES" is revised in its entirety as follows:

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The following language will replace in its entirety disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES":

The interests of each Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on a Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in each Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Each Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

Each Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither a Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

5. The disclosure under the heading "DISTRIBUTION AND SERVICE FEES" is revised in its entirely as follows:

Rule 12b-1 Plan Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual service fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. Each Fund does not intend to pay more than a total of 0.80% for Class G shares in distribution and shareholder service fees during the current fiscal year. Each Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Rhode Island Fund does not intend to pay shareholder service fees for its Class T shares during the current fiscal year, and each Fund (other than the Rhode Island Fund) does not intend to pay more than 0.15% for

Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedule applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

6. Effective January 3, 2005, the disclosure under the paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is revised in its entirety as follows:

Distribution Options Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

CSI-36/507T-1004                                                November 1, 2004

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")
                  Supplement to Prospectus dated March 1, 2004
                                 Class Z Shares
                   (Replacing Supplement dated June 25, 2004)

1. For each Fund, the following paragraph is added to the section "PRINCIPAL INVESTMENT STRATEGIES":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

2. For each Fund, the following paragraph is added to the section "PRINCIPAL INVESTMENT RISKS":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations.The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "HOW TO EXCHANGE SHARES" is revised in its entirety as follows:

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The following language will replace in its entirety disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES":

The interests of each Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on a Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in each Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Each Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

Each Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither a Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

5. A new section has been added to the prospectus following immediately the language that appears under the heading "FUND POLICY ON TRADING OF FUND SHARES":
INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

6. Effective January 3, 2005, the disclosure under the paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is revised in its entirety as follows:

Distribution Options Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

CSI-36/535T-1004                                                November 1, 2004

                   COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                  (the "Fund")
                  Supplement to Prospectus dated March 1, 2004
                         Class A, B C, T, G and Z Shares
                   (Replacing Supplement dated June 25, 2004)

1. The third paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

2. The eighth paragraph under the heading "PRINCIPAL INVESTMENT RISKS" is revised in its entirety as follows:

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions.
A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "HOW TO EXCHANGE SHARES" for Class A, B and C shares is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The disclosure under the heading "HOW TO EXCHANGE SHARES" for Class T and G shares is revised in its entirety as follows:

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

5. The disclosure under the heading "HOW TO EXCHANGE SHARES" for Class Z shares is revised in its entirety as follows:

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

6. The following language will replace in its entirety the disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES":

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

7. In the Class A, B and C and Class T and G share prospectuses Rule 12b-1 Plan is added to the beginning of the paragraph under the heading "DISTRIBUTION AND SERVICE FEES" and the following is added as a second category under this heading:

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

8. In the Class Z share prospectus the following section is added under the section "FUND POLICY ON TRADING OF FUND SHARES":

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

9. Effective January 3, 2005, the disclosure under the paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is revised in its entirety as follows:

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

710-36/473T-1004                                                November 1, 2004